Loans and borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Borrowings [abstract]
Disclosure of detailed information about borrowings

(EUR thousand)		As of March 31
Interest-bearing loans and borrowings from credit institutions	Note	2021	2020	2019
Long-term financing - Term senior debt		—	634,267	635,839
Long-term financing - Senior debt facility		630,000	—	—
Capitalized financing fees		(8,255)	(9,672)	(13,441)
Revolving Credit Facility (RCF)		99,000	—	—
Other bank overdraft		111	1,081	2,102
Total	18	720,856	625,676	624,500
Short-term portion		111	1,081	2,102
Long-term portion		720,745	624,595	622,398
Total	18	720,856	625,676	624,500

(EUR thousand)	As of March 31
	2021			2020			2019
	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest	Carrying value	Fair value	Effective interest
Term senior debt	—	—	n.a.	625,507	613,220	3.61%	623,831	593,452	3.84%
Senior debt facility	621,745	640,836	3.18%	—	—	n.a.	—	—	n.a.
Capitalized financing fees - RCF	—	—	n.a.	(912)	(912)	n.a.	(1,433)	(1,433)	n.a.
Revolving Credit Facility (RCF)	99,000	99,000	n.a.	—	—	n.a.	—	—	n.a.
Total non-current	720,745	739,836		624,595	612,308		622,398	592,019
Other bank overdraft	111	111	n.a.	1,081	1,081	n.a.	2,102	2,102	n.a.
Total current	111	111		1,081	1,081		2,102	2,102

Total	720,856	739,947		625,676	613,389		624,500	594,121

Schedule of borrowings' interest conditions	The respective margins are dependent on the Total Net Leverage, which is calculated based on the Annual financial statements as per the below table.

Total Net Leverage	Term Loan	Revolving Credit Facility
> 4.00x	2.75%	2.50%
≤ 4.00x > 3.50x	2.25%	2.00%
≤ 3.50x > 3.00x	2.00%	1.75%
≤ 3.00x > 2.50x	1.75%	1.50%
≤ 2.50x > 2.00x	1.50%	1.25%
≤ 2.00x > 1.50x	1.25%	1.00%
≤ 1.50x	1.00%	0.75%

Schedule of security pledges	All debt being issued under the SFA ranks pari-passu.

(EUR thousand)		As of March 31
Security	Notes	2021	2020	2019
Pledge of shares of consolidated companies (net equity in subsidiaries)		236,808	93,743	118,262
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable	19, 20, 21	17,609	94,286	162,110
Pledge of cash in hand	22	4,918	169,952	73,493